Reinsurance and Retrocessional Reinsurance - Premiums Receivable on Paid and Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Balances Recoverable on Reserves For Losses and Loss Adjustments Expenses [Roll Forward]
Balance at the beginning of the year	$ 1.3	$ 1.0
Change for provision of expected credit losses	(0.3)	0.3
Balance at the end of the year	$ 1.0	$ 1.3